January 30, 2026
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Re: Vanguard Wellesley Income Fund (the “Trust”)
2-31333
Commissioners:
Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.
Sincerely,
/s/Kerry K. Bender
Kerry K. Bender
Assistant General Counsel
The Vanguard Group, Inc.
Enclosures
cc: Lisa N. Larkin
U.S. Securities and Exchange Commission